Harley-Davidson Motorcycle Trust 2020-A	Exhibit 99.1
$107,000,000.00 1.72625% Motorcycle Contract Backed Notes, Class A-1
$174,000,000.00 1.83% Motorcycle Contract Backed Notes, Class A-2a
$21,000,000.00 LIBOR + 0.15% Motorcycle Contract Backed Notes, Class A-2b
$195,000,000.00 1.87% Motorcycle Contract Backed Notes, Class A-3
$55,640,000.00 1.93% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the June 15, 2021 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of January 1, 2020, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on January 29, 2020

Beginning of Due Period					05/01/2021
End of Due Period					05/31/2021
Determination Date					06/04/2021
Record Date					06/14/2021
Distribution Date					06/15/2021
LIBOR Determination Date					05/13/2021
LIBOR as of the LIBOR Determination Date					0.10088%
Number of days in Interest Period (ACT/360 basis)					29
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	36,293	12/31/2019	01/29/2020	$580,198,692.86
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	36,293			$580,198,692.86

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$297,871,845.37

Monthly principal amounts
Principal collections on Contracts	15,046,811.33
Balance of Contracts liquidated during Due Period	173,999.02
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	520.12

Decline in Aggregate Principal Balance		15,221,330.47

Aggregate Principal Balance at end of Due Period		$282,650,514.90
Pool factor		0.4871616

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$107,000,000.00	$174,000,000.00	$21,000,000.00	$195,000,000.00	$55,640,000.00	$552,640,000.00

Note balance as of prior Distribution Date	—	17,553,840.50	2,118,566.96	195,000,000.00	55,640,000.00	270,312,407.46

Principal Distributable Amount *	—	13,582,110.26	1,639,220.21	—	—	15,221,330.47

Note balance at end of Due Period	—	3,971,730.24	479,346.75	195,000,000.00	55,640,000.00	255,091,076.99

Note Pool Factor at beginning of Due Period	0.0000000	0.1008841	0.1008841	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.0000000	0.0228260	0.0228260	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	-	—	1.72625%	29	ACT/360	—	—	—
A-2a	17,553,840.50	—	1.83%	30	30/360	26,769.61	—	26,769.61
A-2b	2,118,566.96	—	0.25088%	29	ACT/360	428.16	—	428.16
A-3	195,000,000.00	—	1.87%	30	30/360	303,875.00	—	303,875.00
A-4	55,640,000.00	—	1.93%	30	30/360	89,487.67	—	89,487.67
Totals	$270,312,407.46	—				$420,560.44	—	$420,560.44

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$14,980,903.95
Interest collections on Contracts during Due Period	1,765,446.80
Net Liquidation Proceeds	185,074.99
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	29,543.34
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	441.58

Total Available Monies		$16,961,410.66

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	23,885.37
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	248,226.54
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	558.51
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	420,560.44
Principal Distributable Amount	15,221,330.47

Total distribution of fees, interest and principal		15,914,561.33

Excess Amounts (Shortfall)		1,046,849.33

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	1,046,849.33

Total distribution of Available Monies		$16,961,410.66

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,450,496.73

Reserve Fund balance as of prior Distribution Date		$1,450,496.73

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	35.74

Total additions		35.74

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	35.74

Total withdrawals		35.74

Reserve Fund balance at current Distribution Date		$1,450,496.73

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$27,559,437.91

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	27,558,692.86	4.75%
Overcollateralization Target Amount for current Distribution Date	27,559,437.91	9.75%
Overcollateralization Amount at current Distribution Date	27,559,437.91	9.75%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			17

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	16	$239,906.40	0.081%

	Less:
	Net Liquidation Proceeds for the Due Period	13	185,074.99	0.062%

	Net Liquidation Losses for the Due Period		54,831.41	0.018%

	Net Liquidation Loss ratio			0.221%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.221%
	Net Liquidation Loss ratio - prior Distribution Date			0.111%
	Net Liquidation Loss ratio - second prior Distribution Date			0.301%
	Three-month average loss ratio			0.211%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	253	$4,610,251.08	0.795%
	Cumulative Net Liquidation Proceeds	197	2,714,972.35	0.468%
	Cumulative Net Liquidation Losses		1,895,278.73	0.327%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$7,491.22

Cumulative loss ratio	Cumulative loss ratio			0.327%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	65	$945,042.07	$14,752.27	0.317%
	60 - 89	12	202,445.34	4,086.30	0.068%
	90 - 119	13	207,215.23	7,171.95	0.070%
	120+	6	87,751.41	3,532.82	0.029%
	Totals	96	$1,442,454.05	$29,543.34	0.484%

	60+ delinquency amount	31	$497,411.98		0.167%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.167%
	60+ day delinquency ratio - prior Distribution Date				0.198%
	60+ day delinquency ratio - second prior Distribution Date				0.224%
	Three-month average delinquency Ratio				0.196%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (5.60%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	23,876	23,067
Principal Balance of Contracts	297,871,845.37	282,650,514.90
Weighted average original term	72.80	72.91
Weighted average remaining term	45.88	45.04
Weighted average age	26.92	27.87
One month prepayments (ABS)	1.84%	1.74%
Weighted average Contract Rate	7.32%	7.34%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	74,856,678.98	26.48%
5.001% - 10.000%	161,336,695.41	57.08%
10.001% - 15.000%	46,457,140.51	16.44%
15.001% - 20.000%	—	—%
> 20.000%	—	—%

Advances made by Servicer in current Due Period		$29,543.34
Reimbursement Amount due to Servicer		23,885.37
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

As a result of the COVID pandemic, the servicer has been granting extensions of generally 60 days to impacted eligible obligors seeking assistance. During the Due Period, 0.19% of the active accounts, representing 0.26% of the pool's outstanding principal balance, were granted extensions. Accounts in active deferral are not reported as delinquent.

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of January 1, 2020 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2020-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from May 1, 2021 to May 31, 2021 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 7th day of
June 2021.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ James Darrell Thomas
                            James Darrell Thomas
Vice President, Treasurer and Assistant Secretary